STOCK-BASED COMPENSATION - Assumptions Used to Estimate Fair Value of Restricted Stock Units (Details) - MBRSUs - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions used to compute fair value :
Weighted-average grant date fair value	$ 11.46	$ 14.75	$ 13.87
Volatility	28.30%	28.60%	27.30%
Risk free interest rate	1.30%	2.50%	2.30%
Expected life	3 years	3 years	3 years
Expected dividend yield	3.10%	2.90%	2.80%